CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY

NOTE 13 – CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY

On July 21, 2014, as amended on September 19, 2014 and October 20, 2014, the Company entered into a Securities Purchase Agreement whereby the Company agreed to issue convertible debentures (“July 2014 Purchase Agreement Debentures”) in the aggregate principal amount of $3,500,000, in five tranches. The initial closing in the aggregate principal amount of $1,000,000 occurred on July 21, 2014. The second closing in the amount of $1,000,000 occurred on August 26, 2014; the third of $500,000 on September 26, 2014; and the fourth of $250,000 on November 24, 2014. The fifth closing was modified in January, 2015 (See Note 20). The July 2014 Purchase Agreement Debentures bear interest at the rate of 10% per year. The debt is due July 21, 2015, with repayment, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following 8 successive months thereafter.

Also on September 19, 2014, as amended on October 20, 2014, the Company entered into a securities purchase agreement pursuant to which it agreed to issue convertible debentures (“September 2014 Purchase Agreement Debentures”) (collectively the “Notes”) in the aggregate principal amount of $2,500,000, in two tranches. The initial closing in the principal amount of $1,000,000 occurred on September 19, 2014. The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Purchase Agreement Debentures. The September 2014 Purchase Agreement Debentures bear interest at the rate of 5% per year. The debt is due September 19, 2015, with repayment, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.

Both the July 2014 Purchase Agreement Debentures and September 2014 Purchase Agreement Debentures, share the following significant terms:

Conversion – All amounts are convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a conversion price, or Fixed Conversion Price, which is subject to adjustment as described below.

The Notes are initially convertible into shares of the Company’s common stock at the initial Fixed Conversion Price of $11.75 per share. The Fixed Conversion Price is subject to adjustment for stock splits, combinations or similar events. If the Company makes any subsequent equity sales (subject to certain exceptions), under which an effective price per share that is lower than the Fixed Conversion Price, then the conversion price will be reduced to equal such price. The July 2014 Securities Purchase Agreement exempts any sales pursuant to the September 2014 Purchase Agreement Debentures from the July 2014 Purchase Agreement Debentures conversion price adjustments.

Beginning four months (as subsequently amended) after the initial closing, the Company will begin making amortization payments on the debt in cash, prompting a 30% premium or, at their option and subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.

In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. The registration statement was not declared effective within 120 days, and the amortization payment conversion rate was adjusted accordingly.

The $3,750,000 million principal amount of the Notes were issued net of $275,000 debt discount. The conversion feature of the notes meets the definition of a derivative under ASC 815 and due to the reset provision upon subsequent sales of securities at a price lower than the fixed conversion price, requires bifurcation and is accounted for as a derivative liability. The derivative was initially recognized at its estimated fair value of $1.885 million and created a discount on the Notes that will be amortized over the life of the Notes using the effective interest rate method. The fair value of the embedded derivative will be measured and recorded at fair value each subsequent reporting period and changes in fair value will be recognized in the statement of operations as a gain or loss on derivative. For the year ended December 31, 2014 the Company recognized a loss on the change in fair value of derivative liabilities of $1,805,990. See Note 2 Fair value measure for additional information on the fair value and gains or losses on the embedded derivative.

As a result of a new convertible debentures loan agreements entered into in January 2015 (Note 20), which include a conversion rate equal to the lower of (a) $5.00 or (b) 51% of the lowest VWAP for the 20 consecutive Trading Days ending on the Trading Day that is immediately prior to the applicable Conversion Date, the reset provision terms of the July 2014 and September 2014 convertible debentures were triggered and the original fixed conversion price were adjusted accordingly.